Collateralized Accounts Receivable and Recourse and Non-Recourse Debt - Summary of Maturities of Amounts Classified as Non-Current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement [Line Items]
Non-current liabilities	$ 346.5	$ 351.0
2019 [member]
Disclosure of fair value measurement [Line Items]
Non-current liabilities	328.9
2020 [member]
Disclosure of fair value measurement [Line Items]
Non-current liabilities	3.8
2021 [member]
Disclosure of fair value measurement [Line Items]
Non-current liabilities	4.1
2022 [member]
Disclosure of fair value measurement [Line Items]
Non-current liabilities	4.0
After 2022 [member]
Disclosure of fair value measurement [Line Items]
Non-current liabilities	$ 5.7